Significant Commitments and Contingencies - Future Minimum Lease Payments under Operating Lease Contracts (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	$ 309,423	$ 10,439	$ 357,154
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	39,342	1,327	39,929
2-5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	130,182	4,392	140,328
More Than 5 Years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	$ 139,899	$ 4,720	$ 176,897